Financial instruments (Details 3) (CHF) In Millions, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Liabilities (CHF million)
Due to banks	1,916	3,431
Customer deposits	3,588	4,626
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	79,443	108,784
Obligation to return securities received as collateral	21,675	30,045
Trading liabilities	89,943	91,091
Short-term borrowings	5,620	4,513
Long-term debt	63,343	64,774
Other liabilities	23,698	26,799
Level 1 | Recurring basis
Liabilities (CHF million)
Due to banks	0	0
Customer deposits	0	0
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	0
Obligation to return securities received as collateral	20,930	29,677
Trading liabilities	54,690	47,065
Short-term borrowings	0	0
Long-term debt	17	218
Other liabilities	0	0
Total liabilities	75,637	76,960
Level 1 | Recurring basis | Long-term debt - of which treasury debt over two years
Liabilities (CHF million)
Long-term debt	0	0
Level 1 | Recurring basis | Long-term debt - of which structured notes over two years
Liabilities (CHF million)
Long-term debt	0	0
Level 1 | Recurring basis | Long-term debt - of which nonrecourse liabilities
Liabilities (CHF million)
Long-term debt	17	218
Level 1 | Recurring basis | Other liabilities - of which failed sales
Liabilities (CHF million)
Other liabilities	0	0
Level 1 | Recurring basis | Debt securities
Liabilities (CHF million)
Obligation to return securities received as collateral	216	92
Trading liabilities	24,011	25,782
Level 1 | Recurring basis | Debt securities | Debt securities issued by foreign governments
Liabilities (CHF million)
Trading liabilities	23,722	25,624
Level 1 | Recurring basis | Debt securities | Corporate debt securities
Liabilities (CHF million)
Obligation to return securities received as collateral	0	0
Trading liabilities	74	0
Level 1 | Recurring basis | Equity securities
Liabilities (CHF million)
Obligation to return securities received as collateral	20,714	29,585
Trading liabilities	15,527	18,109
Level 1 | Recurring basis | Derivative instruments
Liabilities (CHF million)
Trading liabilities	15,152	3,174
Level 1 | Recurring basis | Derivative instruments | Interest rate derivatives
Liabilities (CHF million)
Trading liabilities	6,895	628
Level 1 | Recurring basis | Derivative instruments | Foreign exchange derivatives
Liabilities (CHF million)
Trading liabilities	75	1
Level 1 | Recurring basis | Derivative instruments | Credit derivatives
Liabilities (CHF million)
Trading liabilities	0	0
Level 1 | Recurring basis | Derivative instruments | Equity/Index-related products
Liabilities (CHF million)
Trading liabilities	7,528	2,305
Level 2 | Recurring basis
Liabilities (CHF million)
Due to banks	1,916	3,431
Customer deposits	3,526	4,601
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	79,443	108,784
Obligation to return securities received as collateral	745	368
Trading liabilities	679,968	841,817
Short-term borrowings	5,427	4,389
Long-term debt	52,366	54,458
Other liabilities	21,256	24,235
Total liabilities	844,647	1,042,083
Level 2 | Recurring basis | Long-term debt - of which treasury debt over two years
Liabilities (CHF million)
Long-term debt	10,541	10,567
Level 2 | Recurring basis | Long-term debt - of which structured notes over two years
Liabilities (CHF million)
Long-term debt	19,654	22,545
Level 2 | Recurring basis | Long-term debt - of which nonrecourse liabilities
Liabilities (CHF million)
Long-term debt	11,377	11,006
Level 2 | Recurring basis | Other liabilities - of which failed sales
Liabilities (CHF million)
Other liabilities	1,342	2,523
Level 2 | Recurring basis | Debt securities
Liabilities (CHF million)
Obligation to return securities received as collateral	186	350
Trading liabilities	9,278	7,015
Level 2 | Recurring basis | Debt securities | Debt securities issued by foreign governments
Liabilities (CHF million)
Trading liabilities	2,573	1,476
Level 2 | Recurring basis | Debt securities | Corporate debt securities
Liabilities (CHF million)
Obligation to return securities received as collateral	184	320
Trading liabilities	5,745	5,030
Level 2 | Recurring basis | Equity securities
Liabilities (CHF million)
Obligation to return securities received as collateral	559	18
Trading liabilities	389	389
Level 2 | Recurring basis | Derivative instruments
Liabilities (CHF million)
Trading liabilities	670,301	834,413
Level 2 | Recurring basis | Derivative instruments | Interest rate derivatives
Liabilities (CHF million)
Trading liabilities	524,389	693,525
Level 2 | Recurring basis | Derivative instruments | Foreign exchange derivatives
Liabilities (CHF million)
Trading liabilities	80,121	76,988
Level 2 | Recurring basis | Derivative instruments | Credit derivatives
Liabilities (CHF million)
Trading liabilities	27,823	28,952
Level 2 | Recurring basis | Derivative instruments | Equity/Index-related products
Liabilities (CHF million)
Trading liabilities	29,276	27,749
Level 3 | Recurring basis
Liabilities (CHF million)
Due to banks	0	0
Customer deposits	62	25
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	0
Obligation to return securities received as collateral	0	0
Trading liabilities	5,369	5,356
Short-term borrowings	193	124
Long-term debt	10,960	10,098
Other liabilities	2,676	2,847
Total liabilities	19,260	18,450
Level 3 | Recurring basis | Long-term debt - of which treasury debt over two years
Liabilities (CHF million)
Long-term debt	0	0
Level 3 | Recurring basis | Long-term debt - of which structured notes over two years
Liabilities (CHF million)
Long-term debt	6,306	6,189
Level 3 | Recurring basis | Long-term debt - of which nonrecourse liabilities
Liabilities (CHF million)
Long-term debt	3,088	2,551
Level 3 | Recurring basis | Other liabilities - of which failed sales
Liabilities (CHF million)
Other liabilities	936	1,160
Level 3 | Recurring basis | Debt securities
Liabilities (CHF million)
Obligation to return securities received as collateral	0	0
Trading liabilities	10	196
Level 3 | Recurring basis | Debt securities | Debt securities issued by foreign governments
Liabilities (CHF million)
Trading liabilities	0	0
Level 3 | Recurring basis | Debt securities | Corporate debt securities
Liabilities (CHF million)
Obligation to return securities received as collateral	0	0
Trading liabilities	10	196
Level 3 | Recurring basis | Equity securities
Liabilities (CHF million)
Obligation to return securities received as collateral	0	0
Trading liabilities	21	6
Level 3 | Recurring basis | Derivative instruments
Liabilities (CHF million)
Trading liabilities	5,338	5,154
Level 3 | Recurring basis | Derivative instruments | Interest rate derivatives
Liabilities (CHF million)
Trading liabilities	1,095	1,357
Level 3 | Recurring basis | Derivative instruments | Foreign exchange derivatives
Liabilities (CHF million)
Trading liabilities	1,312	1,648
Level 3 | Recurring basis | Derivative instruments | Credit derivatives
Liabilities (CHF million)
Trading liabilities	1,361	819
Level 3 | Recurring basis | Derivative instruments | Equity/Index-related products
Liabilities (CHF million)
Trading liabilities	1,244	1,003
Netting impact | Recurring basis
Liabilities (CHF million)
Due to banks	0	0
Customer deposits	0	0
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	0
Obligation to return securities received as collateral	0	0
Trading liabilities	(650,084)	(803,147)
Short-term borrowings	0	0
Long-term debt	0	0
Other liabilities	(234)	(283)
Total liabilities	(650,318)	(803,430)
Netting impact | Recurring basis | Long-term debt - of which treasury debt over two years
Liabilities (CHF million)
Long-term debt	0	0
Netting impact | Recurring basis | Long-term debt - of which structured notes over two years
Liabilities (CHF million)
Long-term debt	0	0
Netting impact | Recurring basis | Long-term debt - of which nonrecourse liabilities
Liabilities (CHF million)
Long-term debt	0	0
Netting impact | Recurring basis | Other liabilities - of which failed sales
Liabilities (CHF million)
Other liabilities	0	0
Netting impact | Recurring basis | Debt securities
Liabilities (CHF million)
Obligation to return securities received as collateral	0	0
Trading liabilities	0	0
Netting impact | Recurring basis | Debt securities | Debt securities issued by foreign governments
Liabilities (CHF million)
Trading liabilities	0	0
Netting impact | Recurring basis | Debt securities | Corporate debt securities
Liabilities (CHF million)
Obligation to return securities received as collateral	0	0
Trading liabilities	0	0
Netting impact | Recurring basis | Equity securities
Liabilities (CHF million)
Obligation to return securities received as collateral	0	0
Trading liabilities	0	0
Netting impact | Recurring basis | Derivative instruments
Liabilities (CHF million)
Trading liabilities	(650,084)	(803,147)
Total - at fair value | Recurring basis
Liabilities (CHF million)
Due to banks	1,916	3,431
Customer deposits	3,588	4,626
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	79,443	108,784
Obligation to return securities received as collateral	21,675	30,045
Trading liabilities	89,943	91,091
Short-term borrowings	5,620	4,513
Long-term debt	63,343	64,774
Other liabilities	23,698	26,799
Total liabilities	289,226	334,063
Total - at fair value | Recurring basis | Long-term debt - of which treasury debt over two years
Liabilities (CHF million)
Long-term debt	10,541	10,567
Total - at fair value | Recurring basis | Long-term debt - of which structured notes over two years
Liabilities (CHF million)
Long-term debt	25,960	28,734
Total - at fair value | Recurring basis | Long-term debt - of which nonrecourse liabilities
Liabilities (CHF million)
Long-term debt	14,482	13,775
Total - at fair value | Recurring basis | Other liabilities - of which failed sales
Liabilities (CHF million)
Other liabilities	2,278	3,683
Total - at fair value | Recurring basis | Debt securities
Liabilities (CHF million)
Obligation to return securities received as collateral	402	442
Trading liabilities	33,299	32,993
Total - at fair value | Recurring basis | Debt securities | Debt securities issued by foreign governments
Liabilities (CHF million)
Trading liabilities	26,295	27,100
Total - at fair value | Recurring basis | Debt securities | Corporate debt securities
Liabilities (CHF million)
Obligation to return securities received as collateral	184	320
Trading liabilities	5,829	5,226
Total - at fair value | Recurring basis | Equity securities
Liabilities (CHF million)
Obligation to return securities received as collateral	21,273	29,603
Trading liabilities	15,937	18,504
Total - at fair value | Recurring basis | Derivative instruments
Liabilities (CHF million)
Trading liabilities	40,707	39,594